Accrued Expenses and Other Current Liabilities (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accrued Expenses and Other Current Liabilities
Accrued promotion and marketing expenses	$ 66,545,722	$ 55,194,967
Accrued agency rebates	16,432,701	11,145,756
Other accrued expenses	5,547,333	5,012,051
Other taxes payable	35,927,318	33,859,333
Advance from customers	27,167,568	31,442,821
Accrued employee payroll and welfare	15,078,110	9,359,197
Payables related to acquisitions	670,629	6,478,092
Withholding individual PRC income tax		1,155,464
Accrual for litigations (see Note 20)		2,000,000
Payables related to share repurchase		5,962,521
Amount due to noncontrolling interest shareholders	6,204,756	5,475,408
Others	5,866,796	6,667,916
Total	$ 179,440,933	$ 173,753,526